LEASES	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 7:-	LEASES

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification.

The Company has elected the short-term lease exception for leases with a term of 12 months or less. As part of this election it will not recognize right-of-use assets and lease liabilities on the balance sheet for leases with terms less than 12 months.

The Company has operating leases for office space and vehicles that expire through 2023.

Below is a summary of our operating right-of-use assets and operating lease liabilities as of December 31, 2019:

December 31,
2019

Operating right-of-use assets	$376

Operating lease liabilities, current	142
Operating lease liabilities long-term	257
Total operating lease liabilities	$398

Operating lease liabilities, current are included within other accounts payable and accrued expenses in the consolidated balance sheet.

Minimum lease payments for our right of use assets over the remaining lease periods as of December 31, 2019, are as follows:

Year ended December 31,

2020	$145
2021	146
2022	109
2023	26

Total undiscounted lease payments	$426

Less: Interest	(28)

Present value of lease liabilities	$398

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.67
Weighted average discount rate	3.39%

The Company as Lessor:

Future minimum rental payments to be received under operating leases:

Year ended December 31,
Operating Leases
2020	$4,612
2021	1,413
2022	2,539
2023	3,391
2024 and Thereafter	3,438

Total future minimum rentals	$15,393